Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2020	December 31, 2019
Gross carrying amount
Prepaid unpatented license	$-	$200,000
Prepaid patented licenses	1,322,820	1,322,820
Computer software	26,985	97,462
	1,349,805	1,620,282

Less: accumulated amortization
Prepaid patented licenses	360,212	257,619
Computer software	24,736	50,980
	384,948	308,599

Intangible assets, net
Prepaid unpatented license	-	200,000
Prepaid patented licenses	962,608	1,065,201
Computer software	2,249	46,482
Intangible assets, net	$964,857	$1,311,683

Schedule of amortization expense related to its finite-lived intangible assets
For the years ending December 31,	Amount

2021	$104,842
2022	102,593
2023	102,593
2024	97,099
2025	80,615
Thereafter	477,115
Total	$964,857